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                            Defined Asset Funds (R)

                              Select Series 2000 A

                   Capital Appreciation Quantitative Research

                            Select Growth Portfolio


A Disciplined Approach to Growth Stock Investing
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How the Portfolio is Selected

O'Shaughnessy Capital Management, Inc., a registered investment advisor (the Portfolio Consultant), developed a quantitative selection model that screens a universe of over 5,000 stocks to identify growth stocks believed to be reasonably priced and to have attractive growth potential.

(1) Growth is defined by selecting stocks with consensus estimated earnings per share growth of 20% for the next year. Then, to give a longer-term view and to avoid short-term runs ups, the Portfolio Consultant screens for a 20% estimated consensus earnings per share growth for the next three to five years.

(2) Value is considered by selecting growth stocks with Price to Earnings Ratios not exceeding their estimated three to five year earnings growth rates.

(3) Relative strength is determined by separating out stocks with strong relative price performance over the prior six months.

(4) The Portfolio Consultant eliminates smaller companies with market capitalizations below $750 million.

         Finally, the Defined Asset Funds Research Group selects the ten stocks considered most attractive.

The securities are selected and held without regard to any buy or sell recommendations of any of the Sponsors.

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Choosing investments to support your financial objectives can be difficult.
This is particularly true if you're interested in adding aggressive growth stocks to your portfolio. While many mutual funds and money managers follow a "growth stock" investment style, there is no generally accepted definition of a growth stock and no easy way to select one. That's why Defined Asset Funds(R developed a portfolio designed to provide definition and discipline to aggressive growth stock investing...


                            Select Growth Portfolio

The Strategy

The Select Growth Portfolio is based on the strategy of buying ten screened growth stocks and holding them for about a year. At the end of that time, we intend to reapply the strategy to select a new Portfolio. You can choose to either redeem your investment, or roll your proceeds into the next Portfolio, if available, at a reduced sales charge.

This is a one-year investment, but, like all equity investing, a longer-term view is appropriate. To reduce the effect of short-term volatility, we recommend staying with the strategy for at least three to five years for potentially more consistent results.

Defined Portfolio

This preselected Portfolio will remain relatively fixed throughout its one-year life. You will always know where your dollars are invested.

Convenience Defined

There's no need for multiple security purchases. The Select Growth Portfolio offers a screened portfolio of ten stocks, with just one price to track.

Discipline

The Portfolio follows a disciplined strategy of buying and holding stocks for about one year.

Exchange Option

You can exchange units of this Fund for units of certain other Defined Asset funds at a reduced sales charge. You may also exchange into this Fund from certain other funds.

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Cost

Investments start at $250, with sales charge discounts available for purchases of $50,000 or more.

Investor Profile

This Portfolio is designed for investors whose primary objective is aggressive long-term growth. Investors should have the will and ability to withstand the extreme price volatility of aggressive growth stocks, in exchange for the potential of greater rewards over time.


                              A Defined Portfolio

Company                                                               Symbol

Capital One Financial Corporation*                                    COF
        Through its subsidiaries, Capital One Financial Corporation provides a variety of services such as credit card products, consumer lending and deposit services to consumers.

CDW Computer Centers, Inc.                                            CDWC
        This direct marketer of microcomputer products sells brand-name hardware and peripherals, software, networking/communications products and accessories to users throughout the United States.

CSG Systems International, Inc.                                       CSGS
        This company provides customer and billing solutions for providers of cable television, direct broadcast satellites and online and telephone services.

CTS Corporation*                                                      CTS
        CTS Corporation designs, manufactures and sells electronic components and assemblies to original equipment manufacturers throughout the world.

Cypress Semiconductor Corporation                                     CY
        This company designs, develops, manufactures and markets a line of digital and mixed-signal integrated circuits for the telecommunications, computer and instrumentation systems markets.

Dollar Tree Stores, Inc.                                               DLTR

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        Operating a discount variety store chain throughout the United States,
        Dollar Tree Stores sells everyday general merchandise at the $1.00 price point.

Orthodontic Centers of America, Inc.                                  OCA
        This company provides practice management services to orthodontic centers in the United States, Puerto Rico, Mexico and Japan.

Pacific Sunwear of California, Inc.                                   PSUN
        This mall-based specialty retailer of casual apparel, footwear and accessories operates throughout the United States.

Pixar, Inc.                                                           PIXR
        Through the combination of creative and technical artistry, this animation studio creates feature films and related products. It produced and created Toy Story and A Bug's Life.

Sensormatic Electronics Corporation                                   SRM
        ensormatic Electronics Corporation designs, manufactures and markets electronic security, sensing and tracking systems.

*These stocks currently pay dividends.

Past Performance of Prior Select Growth Portfolios

Past Performance is no guarantee of future results.


     Series From Inception Through 12/31/99    Most Recently Completed Portfolio

         (including annual rollovers)

Inception        Series      Return                Period        Series  Return
2/14/95             A        48.15%           2/17/98 - 3/19/99     A    26.37%
6/6/95              B        18.45            5/18/98 - 6/18/99     B   -13.99
8/1/95              C         6.85            8/24/98 - 10/1/99     C    43.53
11/1/95             D        28.82           11/17/97 - 12/18/98    D   -28.98

The chart above shows average annual total returns which represent price change plus dividends reinvested, divided by the initial public offering price, and reflect maximum sales charges and expenses. Returns for Series From inception differ from most Recently Completed Portfolio because the former figures reflect different performance periods and a reduced sales charge on annual rollovers.

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Defined Asset Funds - Our Philosophy

At Defined Asset Funds, we are ever mindful that behind every investment dollar lies something infinitely more important - your investment goal. This is why we offer a full range of defined investments designed to meet a variety of objectives.

We are committed to providing our investors with some of today's most attractive equity and fixed-income investments, within the convenient structure of a unit investment trust. For income, for growth or for total return, we believe that time in the market an be an effective strategy for growing your portfolio.

At Defined Asset Funds, we set the foundation for all of our portfolios in this way, because we too have an important goal in mind - yours.

[logo] Defined Asset Funds(R)
Buy With Knowledge - Hold With Confidence

Equity Investor Funds

Other Select Series

Select Ten Portfolio (DJIA)
United Kingdom Portfolio (Financial Times Index)
Institutional Holdings Portfolio
Select Large-Cap Growth Portfolio
Select S&P Industrial Portfolio
Select Standard & Poor's Industry Turnaround Portfolio
Select Standard & Poor's Intrinsic Value Portfolio

Concept Series

Baby Boom Economy Portfolios(SM)
Earnings Growth Consistency Portfolio
Energy Portfolio
Financial Services Portfolio
Health Care Trust
Internet Portfolio
Premier American Portfolio
Premier World Portfolio
Real Estate Income Fund
Tele-Global Trust
Utility Portfolio
Western Premier Portfolio

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Index Series

S&P 500 Trust
S&P MidCap Trust

Fixed Income Funds

Corporate Funds
Government Funds
Municipal Funds

Participate in Growth Stocks Now!

You can get started today with the Select Growth Portfolio for $250. Call your financial professional for a free prospectus containing more complete information, including sales charges, expenses and risks. Please read it carefully before you invest or send money.

Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

o The Portfolio consists of aggressive growth stocks which are subject to extreme price volatility. Therefore, the Portfolio should be considered speculative and not a complete equity investment program. The Portfolio is concentrated in technology stocks, which may involve special risks.

o   There can be no assurance that the Portfolio will meet its objective.

o The Portfolio is designed for investors who can assume the risks associated with speculative equity investments. It is not appropriate for investors seeking capital preservation or current income.

o The value of your investment will fluctuate with the prices of the underlying stocks. Stock prices can be volatile.

o The model and the Portfolio Consultant have a limited track record. Since 1995, when the first Portfolio was offered, the model has often underperformed the S&P 500 Index and other equity indices.

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o  It is unlikely that the Portfolio will change over its one-year life, even if the stock market decreases in value or adverse developments affect the stocks held.

Tax Reporting

When seeking capital appreciation, managing tax liability on capital gains can be vital to your overall return. By holding this Fund for more than one year, individuals may be eligible for favorable federal tax rates on net long-term capital gains for individuals (currently no more than 20%).

Generally, dividends and any gains will be subject to tax each year, whether or not reinvested. However, on rollovers to future Portfolios, if available, investors will defer recognition of gains and losses for federal tax purposes on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs

You will pay an initial sales charge of about 1% the first time you buy. In addition, you'll pay a deferred sales charge of $15.00 per 1,000 units, about 1.50%.

                                         As a % of Public       Amount Per
                                         Offering Price         1,000 Units

Initial Sales Charge                          1.00%                $10.00

Deferred Sales Charge                         1.50%                $15.00

Maximum Sales Charge                          2.50%                $25.00

Creation and Development Fee (as              0.250%                $2.48
a % of net assets)

Estimated Annual Expenses                     0.189%                $1.87
(as a % of net assets)

Estimated Organization Costs                                        $1.83

If you sell your units before the termination date, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge.

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Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.


                                             Total Sales Charge as a % of
 Amount Purchased                                Public Offering Price

Less than $50,000                                         2.50%
$50,000 to $99,999                                        2.25
$100,000 to $249,999                                      1.75
$250,000 to $999,999                                      1.50
$1,000,000 or more                                        0.75

[logo] Printed on Recycled Paper                          11591BR-3/00

(c) 2000 Merrill Lynch, Pierce, Fenner & Smith Incorporated.  Member SIPC.

Defined Asset Funds is a registered service mark of Merrill Lynch & Co., Inc.


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